Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2022
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency—millions of U.S. dollars)
2022
Accounts Receivable	19	—	—	2	21
Deferred Tax Assets	576	(19)	(140)	(1)	416
2021
Accounts Receivable	16	—	—	3	19
Deferred Tax Assets	638	(24)	(2)	(36)	576
2020
Accounts Receivable	16	—	—	—	16
Deferred Tax Assets	1,534	28	(11)	(913)	638